Subsequent Events	3 Months Ended		4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Subsequent Events
Subsequent Events

Note 8. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to May 29, 2026, the date the financial statements are issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Note 9.     Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements are issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than those discussed below.

First Amendment to the Business Combination Agreement

On January 13, 2026, SPAC, Pubco, the Pubco Subsidiaries, the Company, Seller Related Parties and Astral Horizon, L.P (“Astral”) entered into the First Amendment, and pursuant to which, among other things, the parties thereto agree that:

(i)

Astral and Dragonfly Ventures, L.P, a Cayman Islands exempted limited partnership (“DV”) and Dragonfly Ventures, II L.P, a Cayman Islands exempted limited partnership (“DV II”, and together with DV, “DVs” and together with the Seller “Seller Related Parties”) were added as parties to the Agreement and they agreed to be bound by, and to comply with, the terms and conditions of the Agreement, in the same manner as if they were original signatories thereto;

(ii)

the Company Units held by the DVs are to be treated as the Company Units held by Seller such that, as a result of the Company Merger, the DVs will receive one (1) Pubco Class A Stock and one (1) Pubco Class B Stock for each Company Unit held by the DVs;

(iii)

the Additional Merger Consideration Shares to be issued at Closing will (i) be issued to Astral rather than to Seller as provided in the original version of the Agreement, and (ii) consist of 4,000,000 shares of Pubco Class A Stock only, with no Pubco Class B Stock to be allotted as Additional Consideration because Pubco Class B Stock will be issued to Seller Related Parties;

(iv)

the Representations and Warranties of the Seller are to be made severally but not jointly by the Seller Related Parties and Astral rather than solely by Seller as provided in the original version of the Agreement;

(v)

certain references to the Seller (as specified in the First Amendment) shall be considered as references to the Seller Related Parties, Astral or the Seller Related Parties and/or Astral, as applicable;

(vi)	Exhibit E (Terms of Pubco Stock) to the original version of the Agreement be deleted in its entirety and replaced by the new Exhibit E, in the form attached to the First Amendment.
(vii)	The First Amendment is effective as of October 1, 2025.

Second Amendment to the Business Combination Agreement

On March 17, 2026, MLAC, Pubco, the Pubco Subsidiaries, the Company, the Seller Related Parties, and Astral entered into Amendment No.2 of the Agreement, pursuant to which the parties agreed to postpone the issuance by Pubco to Astral of the 2,000,000 shares of Pubco Class A Stock by thirty (30) calendar days following the closing date of the Agreement.

Avalanche Treasury Company LLC
Subsequent Events
Subsequent Events

Note 10. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through May 29, 2026, the date these unaudited condensed financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements, other than those discussed below.

Collateralized Loan Facility

Subsequent to March 31, 2026, the Company entered into a loan agreement pursuant to which it may borrow up to $25.0 million, collateralized by certain of the Company’s Avalanche (AVAX) digital asset holdings. As of May 29,2026, the Company has not drawn amounts under the facility. The loan is open-term with no stated maturity date and bears interest at 7.0% per annum on any outstanding borrowings.

Under the terms of the agreement, upon any draw on the facility, the Company would be required to pledge AVAX tokens as collateral, the fair value of which must meet or exceed specified collateral coverage ratios at the time of borrowing and on an ongoing basis. In the event that the fair value of the pledged AVAX declines below certain maintenance thresholds, the Company may be required to post additional collateral or repay a portion of the outstanding balance to restore the required coverage ratio. A further decline below a liquidation threshold could result in the lender liquidating a portion or all of the pledged collateral to satisfy the outstanding obligation. Either party may terminate the agreement in accordance with its terms, and any outstanding principal and accrued interest would become due upon termination.

Note 11.     Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through March 27, 2026, the date these financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than those discussed below.

First Amendment to the Business Combination Agreement

On January 13, 2026, MLAC, Pubco, the Pubco Subsidiaries, the Company, Seller Related Parties and Astral Horizon L.P., a Delaware limited partnership (“Astral”) entered into the First Amendment, and pursuant to which, among other things, the parties thereto agree that:

(i)

Astral and the Funds were added as parties to the Agreement and they agreed to be bound by, and to comply with, the terms and conditions of the BCA, in the same manner as if they were original signatories thereto;

(ii)

the Company Units held by the Funds are to be treated as the Company Units held by Seller such that, as a result of the Company Merger, the Funds will receive one (1) Pubco Class A Stock and one (1) Pubco Class B Stock for each Company Unit held by the Funds;

(iii)

the Additional Merger Consideration Shares to be issued at Closing will (i) be issued to Astral rather than to Seller as provided in the original version of the Agreement, and (ii) consist of 4,000,000 shares of Pubco Class A Stock only, with no Pubco Class B Stock to be allotted as Additional Consideration because Pubco Class B Stock will be issued to Seller Related Parties;

(iv)

the Representations and Warranties of the Seller are to be made severally but not jointly by the Seller Related Parties and Astral rather than solely by Seller as provided in the original version of the Agreement;

(v)

certain references to the Seller (as specified in the First Amendment) shall be considered as references to the Seller Related Parties, Astral or the Seller Related Parties and/or Astral, as applicable;

(vi)	Exhibit E (Terms of Pubco Stock) to the original version of the Agreement be deleted in its entirety and replaced by the new Exhibit E, in the form attached to the First Amendment.
(vii)	The First Amendment is effective as of October 1, 2025.

Second Amendment to the Business Combination Agreement

On March 17, 2026, MLAC, Pubco, the Pubco Subsidiaries, the Company, the Seller Related Parties, and Astral entered into Amendment No.2 of the Agreement, pursuant to which the parties agreed to postpone the issuance by Pubco to Astral of the 2,000,000 shares of Pubco Class A Stock by thirty (30) calendar days following the closing date of the Agreement.